Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE

The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or the CHC Committee views the link between the Company’s performance and its NEOs’ pay. For a discussion of how the Company views its executive compensation structure, including alignment with Company performance, see the Compensation Discussion and Analysis (“CD&A”) beginning on page 50. The CHC Committee did not consider the pay versus performance disclosure below in making its pay decisions.
In accordance with SEC rules, the following table sets forth information concerning compensation actually paid (“CAP”). The disclosure and calculating of CAP is required by the SEC’s rules. Neither CAP nor the amount reported in the Summary Compensation Table (“SCT”) reflect the amou nt
of compensation actually paid, earned or received during the applicable year. Per SEC rules, CAP was calculated by adjusting S
C
T Total values for the applicable year as described in the footnotes to the following table.

YEAR (1)	SCT TOTAL PAY FOR CEO (2)	CAP TO CEO (3)	AVERAGE SCT TOTAL PAY FOR OTHER NEOS (2)	AVG. CAP TO OTHER NEOS (3)	VALUE OF INITIAL $100 INVESTMENT BASED ON: (4)		NET INCOME ($ Millions) (5)	ADJUSTED OPERATING INCOME ($ Millions) (6)
					COMPANY TSR	PEER GROUP TSR
2022	$14,927,297	($2,318,590)	$4,387,737	$788,126	$140	$140	$1,279	$2,550
2021	$20,551,605	$49,697,100	$4,710,348	$11,665,084	$186	$143	$2,377	$3,830
2020	$14,735,561	$18,899,990	$3,404,431	$4,637,052	$120	$113	$1,556	$3,330

(1)	For each year shown, the CEO was Adam Schechter and the other NEOs were Brian Caveney, Glenn Eisenberg, Paul Kirchgraber, and Mark Schroeder.
(2)
These amounts reflect (i) the total compensation reported in the SCT for the applicable year in the case of our CEO; and (ii) the average of the total compensation reported in the SCT for the applicable year for our Other NEOs. See the footnotes to the SCT for further detail regarding the amounts in this column.

(3)
Amounts reported in these columns represent CAP; adjustments were made to the amounts reported in the SCT for the applicable year. A reconciliation of the adjustments for our CEO and for the average of the Other NEOs is set forth in the following tables, which describe the adjustments, each of which is prescribed by the SEC rule to calculate the CAP amounts from SCT amounts.

YEAR	SCT TOTAL FOR CEO	MINUS STOCK AWARD VALUE & OPTION AWARD VALUE REPORTED IN SCT FOR THE COVERED YEAR	PLUS YEAR END FAIR VALUE OF EQUITY AWARDS GRANTED DURING THE COVERED YEAR THAT REMAIN OUTSTANDING AND UNVESTED AS OF LAST DAY OF THE COVERED YEAR	PLUS YEAR OVER YEAR CHANGE IN FAIR VALUE AS OF THE LAST DAY OF THE COVERED YEAR OF OUTSTANDING AND UNVESTED EQUITY AWARDS GRANTED IN PRIOR YEARS	PLUS YEAR OVER YEAR CHANGE IN FAIR VALUE AS OF THE VESTING DATE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED DURING THE COVERED YEAR	MINUS FAIR VALUE AT THE END OF THE PRIOR YEAR OF EQUITY AWARDS THAT FAILED TO MEET VESTING CONDITIONS IN THE COVERED YEAR	PLUS VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON STOCK OR OPTION AWARDS NOT OTHERWISE REFLECTED IN FAIR VALUE OR TOTRAL COMPENSATION FOR THE COVERED YEAR	MINUS CHANGE IN PENSION VALUE REPORTED IN SCT FOR COVERED YEAR	PLUS PENSION ADJUSTMENT	CEO CAP
2022	$14,927,297	$11,205,369	$9,883,707	($12,637,167)	($3,304,274)	-	$17,215	-	-	($2,318,590)
2021	$20,551,605	$15,040,149	$26,465,842	$15,202,072	$2,517,731	-	-	-	-	$49,697,100
2020	$14,735,561	$9,864,802	$11,447,534	$1,752,897	$828,801	-	-	-	-	$18,899,990

YEAR	SCT AVERAGE FOR OTHER NEOS	MINUS STOCK AWARD VALUE & OPTION AWARD VALUE REPORTED IN SCT FOR THE COVERED YEAR	PLUS YEAR END FAIR VALUE OF EQUITY AWARDS GRANTED DURING THE COVERED YEAR THAT REMAIN OUTSTANDING AND UNVESTED AS OF LAST DAY OF THE COVERED YEAR	PLUS YEAR OVER YEAR CHANGE IN FAIR VALUE AS OF THE LAST DAY OF THE COVERED YEAR OF OUTSTANDING AND UNVESTED EQUITY AWARDS GRANTED IN PRIOR YEARS	PLUS YEAR OVER YEAR CHANGE IN FAIR VALUE AS OF THE VESTING DATE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED DURING THE COVERED YEAR	MINUS FAIR VALUE AT THE END OF THE PRIOR YEAR OF EQUITY AWARDS THAT FAILED TO MEET VESTING CONDITIONS IN THE COVERED YEAR	PLUS VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON STOCK OR OPTION AWARDS NOT OTHERWISE REFLECTED IN FAIR VALUE OR TOTAL COMPENSATION FOR THE COVERED YEAR	MINUS CHANGE IN PENSION VALUE REPORTED IN SCT FOR COVERED YEAR	PLUS PENSION ADJUSTMENT	AVERAGE OTHER NEO CAP
2022	$4,387,737	$3,185,873	$2,991,119	($2,386,168)	($1,023,666)	-	$4,977	-	-	$788,126
2021	$4,710,348	$2,838,289	$4,993,869	$4,115,799	$683,357	-	-	-	-	$11,665,084
2020	$3,404,431	$1,864,116	$2,163,366	$933,161	$4,872	-	-	$4,662	-	$4,637,052
The fair value of options was determined by using the Black-Scholes option pricing method. The fair value of the performance share awards was determined by using a Monte Carlo simulation pricing model and the probable outcome of the performance vesting conditions as of each measurement date and Company actual performance payouts for each completed performance period for the respective fiscal year. The fair value of the restricted stock was determined using the stock price on the appropriate measurement date.

(4)
Reflects the cumulative TSR for the Company and the S&P 500 Health Care Index, which is the same industry index included in Part II, Item 5, “Market for Registrant’s Common Equity, Related Stockholder Matters, and Issuer Purchases of Equity Securities,” furnished on page 53 of the 2022 Annual Report, assuming an initial investment of $100 on December 31, 2019. All dollar values assume reinvestment of all dividends, where applicable.

(5)	“Net income” is equivalent to “Net earnings” as reported in the Company’s financial statements.
(6)
SEC rules require us to designate a “company-selected measure” that in our assessment represents the most important financial performance measure (other than total shareholder return, stock price, or net income) used by the Company to link the CAP of our NEOs, for the most recently completed fiscal year, to our performance. We selected adjusted operating income as this measure for 2022, as reflected in the table above. Adjusted operating income is a non-GAAP
measure. See reconciliation of adjusted operating income and operating income on page 110 of this Proxy Statement. This performance measure may not have been the most important financial performance measure for years 2021 and 2020, and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Adjusted operating income
Named Executive Officers, Footnote [Text Block]	For each year shown, the CEO was Adam Schechter and the other NEOs were Brian Caveney, Glenn Eisenberg, Paul Kirchgraber, and Mark Schroeder.
Peer Group Issuers, Footnote [Text Block]
(4)
Reflects the cumulative TSR for the Company and the S&P 500 Health Care Index, which is the same industry index included in Part II, Item 5, “Market for Registrant’s Common Equity, Related Stockholder Matters, and Issuer Purchases of Equity Securities,” furnished on page 53 of the 2022 Annual Report, assuming an initial investment of $100 on December 31, 2019. All dollar values assume reinvestment of all dividends, where applicable.

PEO Total Compensation Amount	$ 14,927,297	$ 20,551,605	$ 14,735,561
PEO Actually Paid Compensation Amount	$ (2,318,590)	49,697,100	18,899,990
Adjustment To PEO Compensation, Footnote [Text Block]

YEAR	SCT TOTAL FOR CEO	MINUS STOCK AWARD VALUE & OPTION AWARD VALUE REPORTED IN SCT FOR THE COVERED YEAR	PLUS YEAR END FAIR VALUE OF EQUITY AWARDS GRANTED DURING THE COVERED YEAR THAT REMAIN OUTSTANDING AND UNVESTED AS OF LAST DAY OF THE COVERED YEAR	PLUS YEAR OVER YEAR CHANGE IN FAIR VALUE AS OF THE LAST DAY OF THE COVERED YEAR OF OUTSTANDING AND UNVESTED EQUITY AWARDS GRANTED IN PRIOR YEARS	PLUS YEAR OVER YEAR CHANGE IN FAIR VALUE AS OF THE VESTING DATE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED DURING THE COVERED YEAR	MINUS FAIR VALUE AT THE END OF THE PRIOR YEAR OF EQUITY AWARDS THAT FAILED TO MEET VESTING CONDITIONS IN THE COVERED YEAR	PLUS VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON STOCK OR OPTION AWARDS NOT OTHERWISE REFLECTED IN FAIR VALUE OR TOTRAL COMPENSATION FOR THE COVERED YEAR	MINUS CHANGE IN PENSION VALUE REPORTED IN SCT FOR COVERED YEAR	PLUS PENSION ADJUSTMENT	CEO CAP
2022	$14,927,297	$11,205,369	$9,883,707	($12,637,167)	($3,304,274)	-	$17,215	-	-	($2,318,590)
2021	$20,551,605	$15,040,149	$26,465,842	$15,202,072	$2,517,731	-	-	-	-	$49,697,100
2020	$14,735,561	$9,864,802	$11,447,534	$1,752,897	$828,801	-	-	-	-	$18,899,990

Non-PEO NEO Average Total Compensation Amount	$ 4,387,737	4,710,348	3,404,431
Non-PEO NEO Average Compensation Actually Paid Amount	$ 788,126	11,665,084	4,637,052
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

YEAR	SCT AVERAGE FOR OTHER NEOS	MINUS STOCK AWARD VALUE & OPTION AWARD VALUE REPORTED IN SCT FOR THE COVERED YEAR	PLUS YEAR END FAIR VALUE OF EQUITY AWARDS GRANTED DURING THE COVERED YEAR THAT REMAIN OUTSTANDING AND UNVESTED AS OF LAST DAY OF THE COVERED YEAR	PLUS YEAR OVER YEAR CHANGE IN FAIR VALUE AS OF THE LAST DAY OF THE COVERED YEAR OF OUTSTANDING AND UNVESTED EQUITY AWARDS GRANTED IN PRIOR YEARS	PLUS YEAR OVER YEAR CHANGE IN FAIR VALUE AS OF THE VESTING DATE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED DURING THE COVERED YEAR	MINUS FAIR VALUE AT THE END OF THE PRIOR YEAR OF EQUITY AWARDS THAT FAILED TO MEET VESTING CONDITIONS IN THE COVERED YEAR	PLUS VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON STOCK OR OPTION AWARDS NOT OTHERWISE REFLECTED IN FAIR VALUE OR TOTAL COMPENSATION FOR THE COVERED YEAR	MINUS CHANGE IN PENSION VALUE REPORTED IN SCT FOR COVERED YEAR	PLUS PENSION ADJUSTMENT	AVERAGE OTHER NEO CAP
2022	$4,387,737	$3,185,873	$2,991,119	($2,386,168)	($1,023,666)	-	$4,977	-	-	$788,126
2021	$4,710,348	$2,838,289	$4,993,869	$4,115,799	$683,357	-	-	-	-	$11,665,084
2020	$3,404,431	$1,864,116	$2,163,366	$933,161	$4,872	-	-	$4,662	-	$4,637,052

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship of CAP vs. TSR (2020 – 2022)

The following chart sets forth the relationship between CAP to our CEO, average CAP to our other NEOs, the Company’s cumulative TSR over the three most recently completed fiscal years and the cumulative TSR for the
S
&P 500 Health Care Index, which is the same industry index included in Part II, Item 5, “Market for Registrant’s Common Equity, Related Stockholder Matters, and Issuer Purchases of Equity Securities,” furnished on page 53 of the 2022 Annual Report
.
Notwithstanding the use of the S&P 500 Health Care Index in this section, for our LTI plans, the Company’s TSR performance is measured against a custom peer group that we believe has a correlation between executive pay and performance (please see page 64 in the CD&A for additional details).

Compensation Actually Paid vs. Net Income [Text Block]
Relationship of CAP vs. Net Income (2020 – 2022)
The following chart sets forth the relationship between CAP to our CEO, average CAP to our other NEOs, and the Company’s net income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Relationship of CAP vs. Adjusted Operating Income (2020-2022)
The following chart sets forth the relationship between CAP to our CEO, average CAP to our other NEOs, and the Company’s adjusted operating income during the three most recently completed fiscal years. See reconciliation of adjusted operating income and operating income on page 110 of this Proxy Statement.

Tabular List [Table Text Block]
Financial Performance Measures
The most important financial performance measures used by the Company in setting pay-for-performance
compensation for the most recently completed fiscal year are described in the table below. The manner in which these measures, together with certain non-financial
performance measures, determine the amounts of incentive compensation paid to our NEOs is described above in the CD&A section. The order of the measures in this chart should not be interpreted as a ranking.

MEASURE
Adjusted EPS
Adjusted Operating Income
Revenue
Relative Total Shareholder Return

Total Shareholder Return Amount	$ 140	186	120
Peer Group Total Shareholder Return Amount	140	143	113
Net Income (Loss)	$ 1,279,000,000	$ 2,377,000,000	$ 1,556,000,000
Company Selected Measure Amount	2,550	3,830	3,330
PEO Name	Adam Schechter
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Income
Non-GAAP Measure Description [Text Block]
(6)
SEC rules require us to designate a “company-selected measure” that in our assessment represents the most important financial performance measure (other than total shareholder return, stock price, or net income) used by the Company to link the CAP of our NEOs, for the most recently completed fiscal year, to our performance. We selected adjusted operating income as this measure for 2022, as reflected in the table above. Adjusted operating income is a non-GAAP
measure. See reconciliation of adjusted operating income and operating income on page 110 of this Proxy Statement. This performance measure may not have been the most important financial performance measure for years 2021 and 2020, and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
PEO [Member] | Stock Award Value Option Award Value Reported In Sct For The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 11,205,369	$ 15,040,149	$ 9,864,802
PEO [Member] | Year End Fair Value Of Equity Awards Granted During The Covered Year That Remain Outstanding And Unvested As Of Last Day Of The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,883,707	26,465,842	11,447,534
PEO [Member] | Year Over Year Change In Fair Value As Of The Last Day Of The Covered Year Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(12,637,167)	15,202,072	1,752,897
PEO [Member] | Fair Value of Prior Year Equity Awards that Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,304,274)	2,517,731	828,801
PEO [Member] | Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Totral Compensation For The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	17,215
Non-PEO NEO [Member] | Stock Award Value Option Award Value Reported In Sct For The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,185,873	2,838,289	1,864,116
Non-PEO NEO [Member] | Year End Fair Value Of Equity Awards Granted During The Covered Year That Remain Outstanding And Unvested As Of Last Day Of The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,991,119	4,993,869	2,163,366
Non-PEO NEO [Member] | Year Over Year Change In Fair Value As Of The Last Day Of The Covered Year Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,386,168)	4,115,799	933,161
Non-PEO NEO [Member] | Fair Value of Prior Year Equity Awards that Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,023,666)	$ 683,357	4,872
Non-PEO NEO [Member] | Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Totral Compensation For The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 4,977
Non-PEO NEO [Member] | Change In Pension Value Reported In Sct For Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 4,662